Changes in Significant Accounting Policies - Summary of Impact on the consolidated statement of financial position (Detail) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Rightofuse Asset And Lease Liabilities [Line Items]
Right-of-use assets		€ 49,013	€ 54,718	€ 55,798
Lease liabilities	€ (56,758)	(53,593)	(57,367)	(56,758)
Retained earnings		€ 6,448	€ 31,126	€ 64,496
IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Asset And Lease Liabilities [Line Items]
Right-of-use assets	56,758
Decrease of right-of-use assets for lease incentives	(960)
Decrease of other liabilities for lease incentives	960
Lease liabilities	€ (56,758)